                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549


                                   FORM 13F

INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION
      13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

         Report for the Calendar Year of Quarter Ended March 31, 1999.

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               (Please read instructions before preparing form.)
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If amended report check here:   [_]

     Bay Harbour Management, L.C.
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Name of Institutional Investment Manager


     777 South Harbour Island Blvd.  Suite 270     Tampa         FL       33602
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Business Address        (Street)                   (City)      (State)    (Zip)


     (813)272-1992       John D. Stout        Vice President & Principal
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Name, Phone No., and Title of Person Duly Authorized to Submit This Report.


-----------------------------------ATTENTION------------------------------------
  Intentional misstatements or omission of facts constitute Federal Criminal
                                  Violations.
                  See 18 U.S.C. 1001 and 15 U.S.C. 78ff (a).
--------------------------------------------------------------------------------

     The institutional investment manager submitting this Form and its attachments and the person by whom it signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Tampa and State of Florida on the 4th day of May, 1999.


                                   Bay Harbour Management, L.C.
                               --------------------------------------------
                                (Name of Institutional Investment Manager)


                                        /s/ John D. Stout
                               --------------------------------------------
                                (Manual Signature of Person Duly Authorized
                                            to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                  13F File No.    Name:                    13F File No.:
----------------      --------------   ---------------------   ----------------
1.                                     6.
----------------      --------------   ---------------------   ----------------
2.                                     7.
----------------      --------------   ---------------------   ----------------
3.                                     8.
----------------      --------------   ---------------------   ----------------
4.                                     9.
----------------      --------------   ---------------------   ----------------
5.                                     10.
----------------      --------------   ---------------------   ----------------

                                   FORM 13F


Page 1 of 2                                                        Name of Reporting Manager            Bay Harbour Management
                                                                                                        ----------------------
-----------------------------------------------------------------------------------------------------------------------------------
     Item 1:             Item 2:           Item 3:          Item 4:          Item 5:                        Item 6:
  Name of Issuer        Title of            CUSIP         Fair Market    Shares of Principal           Investment Discretion
                          Class            Number            Value            Amount
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                (a) Sole   (b) Shared-  (c) Shared-
                                                                                                           As Defined   Other
                                                                                                           in Instr. V.
-----------------------------------------------------------------------------------------------------------------------------------
  AAON, INC.           Common            000360206        10,201,290              927,390           X

-----------------------------------------------------------------------------------------------------------------------------------
  AMERICAN             Common            024490104         1,002,879            2,468,625           X
  BANKNOTE CORP.
-----------------------------------------------------------------------------------------------------------------------------------
  AMERICAN             Series B          024490203           957,269            2,356,355           X
  BANKNOTE CORP.       PFD
-----------------------------------------------------------------------------------------------------------------------------------
  AMERICAN             Warrant           024490112                 0                  375           X
  BANKNOTE CORP.
-----------------------------------------------------------------------------------------------------------------------------------
  BUCKHEAD AMERICA     Common            11835A105         2,602,290              484,147           X
  CORPORATION
-----------------------------------------------------------------------------------------------------------------------------------
  BUCKHEAD AMERICA     8% CV                               5,000,000            5,000,000           X
  CORPORATION          Bond
-----------------------------------------------------------------------------------------------------------------------------------
  EMCOR GROUP, INC.    Common            29084Q100        23,182,345            1,348,791           X

-----------------------------------------------------------------------------------------------------------------------------------
  EMCOR GROUP, INC.    5.75% CV          29084QAC4           870,000            1,000,000           X
                       Bond
-----------------------------------------------------------------------------------------------------------------------------------
  EMCOR GROUP, INC.    Y Warrants        29084Q126             1,188                  500           X

-----------------------------------------------------------------------------------------------------------------------------------
  ENDOREX CORP.        Common            29264N307            68,200               34,100           X

-----------------------------------------------------------------------------------------------------------------------------------
  FIRST PLACE TOWER    Common &          335938ACO         5,138,016              258,956           X
  UNIT                 Bond
-----------------------------------------------------------------------------------------------------------------------------------
  GENEVA STEEL         14% PFD           372252403            29,300               29,300           X
  COMPANY
-----------------------------------------------------------------------------------------------------------------------------------
  HAWAIIAN AIRLINES,   Common            419849104         4,955,669            1,843,970           X
  INC.
-----------------------------------------------------------------------------------------------------------------------------------
  INTERNATIONAL        Common            458978103        16,263,450            2,065,200           X
  COMFORT PRODUCTS
-----------------------------------------------------------------------------------------------------------------------------------

  COLUMN TOTALS                                           70,271,896
-----------------------------------------------------------------------------------------------------------------------------------

                                                                 -------------------------------------
                                                                          (SEC USE ONLY)

------------------------------------------------------------------------------------------------------
                                        Item 7:                              Item 8:
                                       Managers                      Voting Authority (Shares)
                                       See Instr. V
------------------------------------------------------------------------------------------------------
                                                           (a) Sole      (b)  Shared      (c) None

------------------------------------------------------------------------------------------------------
  AAON, INC.                                                   X

------------------------------------------------------------------------------------------------------
  AMERICAN                                                     X
  BANKNOTE CORP.
------------------------------------------------------------------------------------------------------
  AMERICAN                                                     X
  BANKNOTE CORP.
------------------------------------------------------------------------------------------------------
  AMERICAN                                                     X
  BANKNOTE CORP.
------------------------------------------------------------------------------------------------------
  BUCKHEAD AMERICA                                             X
  CORPORATION
------------------------------------------------------------------------------------------------------
  BUCKHEAD AMERICA                                             X
  CORPORATION
------------------------------------------------------------------------------------------------------
  EMCOR GROUP, INC.                                            X

------------------------------------------------------------------------------------------------------
  EMCOR GROUP, INC.                                            X

------------------------------------------------------------------------------------------------------
  EMCOR GROUP, INC.                                            X

------------------------------------------------------------------------------------------------------
  ENDOREX CORP.                                                X

------------------------------------------------------------------------------------------------------
  FIRST PLACE TOWER                                            X
  UNIT
------------------------------------------------------------------------------------------------------
  GENEVA STEEL                                                 X
  COMPANY
------------------------------------------------------------------------------------------------------
  HAWAIIAN AIRLINES,                                           X
  INC.
------------------------------------------------------------------------------------------------------
  INTERNATIONAL                                                X
  COMFORT PRODUCTS
------------------------------------------------------------------------------------------------------

  COLUMN TOTALS
------------------------------------------------------------------------------------------------------

                                   FORM 13F


Page 1 of 2                                                           Name of Reporting Manager         Bay Harbour Management
                                                                                                        ----------------------
-----------------------------------------------------------------------------------------------------------------------------------
     Item 1:             Item 2:           Item 3:          Item 4:          Item 5:                        Item 6:
  Name of Issuer        Title of            CUSIP         Fair Market    Shares of Principal           Investment Discretion
                          Class            Number            Value            Amount
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                (a) Sole   (b) Shared-  (c) Shared-
                                                                                                           As Defined   Other
                                                                                                           in instr. V.
-----------------------------------------------------------------------------------------------------------------------------------
 KASPER A.S.L.,        Common            485808109         2,470,588              637,571           X
 LTD.
-----------------------------------------------------------------------------------------------------------------------------------
 LADY LUCK GAMING      Common            505820308           366,500               73,300           X
 CORPORATION
-----------------------------------------------------------------------------------------------------------------------------------
 NEXTWAVE              Common            461713208         8,154,500           10,872,666           X
 TELECOM INC.
-----------------------------------------------------------------------------------------------------------------------------------
 NOMAS CORPORATION     Common                                487,566               81,261           X

-----------------------------------------------------------------------------------------------------------------------------------
 NSM STEEL INC.        Warrant           629844119                 0           29,906,435           X

-----------------------------------------------------------------------------------------------------------------------------------
 PEOPLE'S CHOICE TV    Common            710847104         2,699,900              881,600           X
 CORP.
-----------------------------------------------------------------------------------------------------------------------------------
 PEOPLE'S CHOICE TV    Warrant           710847112                 0                3,500           X
 CORP.
-----------------------------------------------------------------------------------------------------------------------------------
 SPECIALTY EQUIPMENT   Common            847497203        11,395,313              412,500           X
 COMPANIES INC.
-----------------------------------------------------------------------------------------------------------------------------------
 THOUSAND TRAILS,      Common            885502104           390,994               89,370           X
 INC.
-----------------------------------------------------------------------------------------------------------------------------------
 TOPS APPLIANCE        Common            890910102         8,314,829            6,047,148           X
 CITY INC.
-----------------------------------------------------------------------------------------------------------------------------------
 TRUMP HOTELS &        Common            898168109         5,586,000            1,396,500           X
 CASINO RESORTS, INC.
-----------------------------------------------------------------------------------------------------------------------------------
 WALTER INDUSTRIES     Common            93317Q105        20,368,924            1,810,571           X
 INC.
-----------------------------------------------------------------------------------------------------------------------------------

 COLUMN TOTALS                                            60,235,114
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 AGGREGATE
 TOTALS                                                  130,507,010
-----------------------------------------------------------------------------------------------------------------------------------

                                                                     ---------------------------------
                                                                              (SEC USE ONLY)

------------------------------------------------------------------------------------------------------
                                        Item 7:                              Item 8:
                                       Managers                      Voting Authority (Shares}
                                       See Instr. V
------------------------------------------------------------------------------------------------------
                                                           (a) Sole      (b)  Shared      (c) None

------------------------------------------------------------------------------------------------------
 KASPER A.S.L.,                                                X
 LTD.
------------------------------------------------------------------------------------------------------
 LADY LUCK GAMING                                              X
 CORPORATION
------------------------------------------------------------------------------------------------------
 NEXTWAVE                                                      X
 TELECOM INC.
------------------------------------------------------------------------------------------------------
 NOMAS CORPORATION                                             X

------------------------------------------------------------------------------------------------------
 NSM STEEL INC.                                                X

------------------------------------------------------------------------------------------------------
 PEOPLE'S CHOICE TV                                            X
 CORP.
------------------------------------------------------------------------------------------------------
 PEOPLE'S CHOICE TV                                            X
 CORP.
------------------------------------------------------------------------------------------------------
 SPECIALTY EQUIPMENT                                           X
 COMPANIES INC.
------------------------------------------------------------------------------------------------------
 THOUSAND TRAILS,                                              X
 INC.
------------------------------------------------------------------------------------------------------
 TOPS APPLIANCE                                                X
 CITY INC.
------------------------------------------------------------------------------------------------------
 TRUMP HOTELS &                                                X
 CASINO RESORTS, INC.
------------------------------------------------------------------------------------------------------
 WALTER INDUSTRIES                                             X
 INC.
------------------------------------------------------------------------------------------------------

 COLUMN TOTALS
------------------------------------------------------------------------------------------------------
 AGGREGATE
 TOTALS
------------------------------------------------------------------------------------------------------